Fair Value - Change in fair value option table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		$ 451,071	$ 644,211	$ (167,606)
Fixed maturities and short term investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		219,946	190,343	(150,926)
Equities
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		167,456	403,011	2,791
Other invested assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss		63,669	50,857	(12,987)
Funds Held - Directly Managed
Fair Value, Option, Quantitative Disclosures [Line Items]
Change in unrealized gain/loss	[1]	$ 0	$ 0	$ (6,484)

[1]	The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See Note 7(a).